Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 46.7	$ 51.2
Cost or Amortized Cost	47.4
Fair Value	48.7	54.6
Fair Value	49.4
Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	46.7
Cost or Amortized Cost	46.7	51.2
Gross Unrealized Gains	2.2
Gross Unrealized Gains		3.5
Gross Unrealized Losses	(0.2)
Gross Unrealized Losses		(0.1)
Fair Value	48.7
Fair Value	48.7	54.6
Fixed maturity securities | U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.8
Cost or Amortized Cost		0.7
Gross Unrealized Gains	0.1
Gross Unrealized Gains		0.1
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	0.9
Fair Value		0.8
Fixed maturity securities | State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	3.0
Cost or Amortized Cost		4.0
Gross Unrealized Gains	0.2
Gross Unrealized Gains		0.2
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	3.2
Fair Value		4.2
Fixed maturity securities | Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.2
Cost or Amortized Cost		0.2
Gross Unrealized Gains	0.1
Gross Unrealized Gains		0.2
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	0.3
Fair Value		0.4
Fixed maturity securities | Asset-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	7.9
Cost or Amortized Cost		8.2
Gross Unrealized Gains	0.0
Gross Unrealized Gains		0.0
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	7.9
Fair Value		8.2
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	2.4
Cost or Amortized Cost		2.9
Gross Unrealized Gains	0.1
Gross Unrealized Gains		0.3
Gross Unrealized Losses	0.0
Gross Unrealized Losses		0.0
Fair Value	2.5
Fair Value		3.2
Fixed maturity securities | U.S. Corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	24.3
Cost or Amortized Cost		27.5
Gross Unrealized Gains	1.2
Gross Unrealized Gains		2.0
Gross Unrealized Losses	(0.1)
Gross Unrealized Losses		(0.1)
Fair Value	25.4
Fair Value		29.4
Fixed maturity securities | Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	8.1
Cost or Amortized Cost		7.7
Gross Unrealized Gains	0.5
Gross Unrealized Gains		0.7
Gross Unrealized Losses	(0.1)
Gross Unrealized Losses		0.0
Fair Value	8.5
Fair Value		8.4
Equity securities | Non-redeemable preferred stocks
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost		0.1
Gross Unrealized Gains		0.1
Gross Unrealized Losses		0.0
Fair Value		0.2
OTTI | Available-for-sale Securities | Fixed maturity securities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.1	0.2
OTTI | Available-for-sale Securities | Fixed maturity securities | U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | Available-for-sale Securities | Fixed maturity securities | State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | Available-for-sale Securities | Fixed maturity securities | Foreign governments
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | Available-for-sale Securities | Fixed maturity securities | Asset-backed
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
OTTI | Available-for-sale Securities | Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.1	0.2
OTTI | Available-for-sale Securities | Fixed maturity securities | U.S. Corporate
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | Available-for-sale Securities | Fixed maturity securities | Foreign corporate
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	$ 0.0	0.0
OTTI | Available-for-sale Securities | Equity securities | Non-redeemable preferred stocks
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		$ 0.0